Patent Finance Obligations	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Patent Finance Obligations

8.      PATENT FINANCE OBLIGATIONS

On June 18, 2013, the Company acquired the right to license certain patents, the consideration for which is to be fully paid on or before June 18, 2023; however; the timing of the payments is subject to the Company entering into certain future license agreements with third-parties. The Company has set up the liability based on its expected payment schedule using a discount rate of 6.0%. The discount rate is an estimate of a risk-adjusted rate giving consideration to rates for revolving debt with no fixed payments.

As at December 31, 2015, the current and long-term portions of this obligation are $3,072 and $10,563, respectively.

On September 13, 2013, the Company acquired certain patents and entered into a licensing agreement with the same counter-party. The obligation was based on the quarterly payment stream of $1,389 using a discount rate of 4.5%. The discount rate is an estimate of a risk-adjusted rate giving consideration to rates for secured term debt with fixed payments over a five year term.

As at December 31, 2015, the current and long-term portions of this obligation are $5,013 and $9,332, respectively.

On June 26, 2014, the Company acquired certain patents for future considerations while entering into a licensing agreement with the same counter-party. The obligation was based on an initial payment of $2,143, a $12,000 payment in July 2014 and, beginning August 2014, six quarterly payments of $2,143 using a discount rate of 4.75%. The discount rate is based on interest rates for secured term debt with fixed payments over a two year term.

As at December 31, 2015, the current and long term portions of this obligation are  nil.

The current and long-term portions of these obligations are reflected as follows:

	Gross	Unamortized Discount	Net Carrying Amount
As at December 31, 2015
Patent rights finance obligation, due June 18, 2023	$14,000	$(364)	$13,636
Patent finance obligation, due August 18, 2018	15,277	(933)	14,344
	29,277	(1,297)	27,980
Current portion			(8,085)
			$19,895

	Gross	Unamortized Discount	Net Carrying Amount
As at December 31, 2014
Patent finance obligation, due November 26, 2015	$8,572	$(217)	$8,355
Patent rights finance obligation, due June 18, 2023	18,000	(609)	17,391
Patent finance obligation, due August 18, 2018	20,833	(1,696)	19,137
	47,405	(2,522)	44,883
Current portion			(17,418)
			$27,465

Payments are expected to be as follows:

2016	$8,556
2017	13,556
2018	7,165
$29,277